Long-Term Debt and Loan Commitment	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt and Loan Commitment
Note 8—Long-Term Debt and Loan Commitment
(A) Long-Term Debt
Long-term debt, net consists of the following (in thousands):

	December 31, 2021	March 31, 2021
Principal amount	$211,900	$170,100
Exit fee / end of term charge	5,000	1,390
Less: unamortized debt discount and issuance costs	(12,858)	(1,210)

Total debt, net	204,042	170,280
Less: current portion	—	—

Total long-term debt, net	$204,042	$170,280

Dermavant
In May 2019, Dermavant entered into a loan and security agreement (the “Hercules Loan Agreement”) with Hercules Capital, Inc. (“Hercules”), pursuant to which Dermavant borrowed an aggregate of $20.0 million, which bore interest at a variable per annum rate at the greater of (i) 9.95% or (ii) the prime rate plus 4.45%. Dermavant was also obligated to pay an end of term charge of $1.4 million. Following the achievement of certain milestones, the term loan maturity was extended to June 1, 2023 with interest-only monthly payments through December 2021. All amounts outstanding under the Hercules Loan Agreement were repaid in May 2021 using the proceeds from a $40.0 million senior secured credit facility (the “Credit Facility”) entered into by Dermavant and certain of its subsidiaries in May 2021 with XYQ Luxco S.A.R.L (“XYQ Luxco”), as lender, and U.S. Bank National Association, as collateral agent. The Credit Facility has a five-year maturity and bears an interest rate of 10.0% per annum. Interest is payable quarterly in arrears on the last day of each calendar quarter through the maturity date. A lump sum principal payment is due on the maturity date. Dermavant is also obligated to pay an exit fee of $5.0 million. The exit fee can be reduced to $4.0 million upon achievement of certain equity milestones defined in the agreement, which are not deemed likely as of December 31, 2021. In connection with the funding of the Credit Facility, Dermavant issued a warrant to XYQ Luxco to purchase 1,199,072 common shares of Dermavant at an exercise price of $0.01 per common share.
In connection with Dermavant’s acquisition of tapinarof from GlaxoSmithKline Intellectual Property Development Ltd. and Glaxo Group Limited (collectively “GSK”) pursuant to an asset purchase agreement (the “GSK Agreement”), Dermavant and NovaQuest
Co-Investment
Fund VIII, L.P. (“NovaQuest”) entered into a funding agreement (the “NovaQuest Agreement”). Pursuant to the NovaQuest Agreement, Dermavant borrowed $100.0 million in August 2018 and $17.5 million in October 2018 in exchange for an obligation to make certain variable future payments calculated as a function of the achievement of regulatory and commercial milestones or events of termination. The aggregate maximum amount of regulatory milestone payments that Dermavant could be required to make under the NovaQuest Agreement is $440.6 million, and the maximum aggregate amount of commercial milestone payments is $141.0 million. In some circumstances, Dermavant may be able to offset certain of the regulatory milestone payments with up to $88.1 million of the commercial milestone payments. At issuance, the Company concluded that certain features of the long-term debt would be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, the Company has elected the fair value option for this financial instrument and will record the changes in the fair value within the statements of operations at the end of each reporting period. Direct costs and fees related to the debt issued under the NovaQuest Agreement were recognized in earnings. As of December 31, 2021 and March 31, 2021, the fair value of the debt was $171.9 million and $150.1 million, respectively. Refer to Note 13, “Fair Value Measurements” for additional details regarding the fair value measurement.
(B) Loan Commitment
In May 2021, Dermavant, as seller, entered into a $160.0 million revenue interest purchase and sale agreement (the “RIPSA”) for its investigational product tapinarof with XYQ Luxco, NovaQuest
Co-Investment
Fund XVII, L.P., an affiliate of NovaQuest Capital Management, LLC, and MAM Tapir Lender, LLC, an affiliate of Marathon Asset Management, L.P. (collectively, the “Purchasers”), together with U.S. Bank National Association, as collateral agent. Under the terms of the RIPSA, the Purchasers procured a capped single-digit revenue interest in net sales of tapinarof for all dermatological indications in the United States in exchange for $160.0 million in committed funding to be paid to Dermavant, conditional based on the approval of tapinarof by the FDA. The agreement will be canceled if funding has not occurred by July 2023. Dermavant acquired the worldwide rights to tapinarof (other than with respect to certain rights in China) in August 2018 pursuant to the GSK Agreement. Dermavant intends to use the RIPSA proceeds for the payment of certain one-time
milestone obligations that become payable upon the approval and commercialization of tapinarof for the treatment of psoriasis in the United States as well as for other general corporate purposes.

Note 8—Long-Term Debt
(A) Long-Term Debt
Long-term debt, net consists of the following (in thousands):

	March 31, 2021	March 31, 2020
Principal amount	$171,490	$110,490
Less: unamortized debt discount and issuance costs	(1,210)	(1,898)

Total debt, net	170,280	108,592
Less: current portion	—	—

Total long-term debt, net	$170,280	$108,592

Dermavant
In May 2019, Dermavant and certain of its subsidiaries entered into a loan and security agreement (the “Hercules Loan Agreement”) with Hercules Capital, Inc. (“Hercules”), pursuant to which Dermavant borrowed an aggregate of $20.0 million which bears interest at a variable per annum rate at the greater of (i) 9.95% or (ii) the prime rate plus 4.45%. Dermavant is obligated to pay an end of term charge of $1.4 million with the debt maturing 36 months from closing, subject to extension with the achievement of a clinical milestone. Dermavant is obligated to make monthly payments of accrued interest for the first 15 months after closing (the “Interest-only Period”), followed by monthly installments of principal and interest through the maturity date, subject to extension upon certain milestone achievements. In January 2020, the Interest-only Period was extended through June 2021 upon Dermavant’s receipt of net proceeds from equity or debt financings, capital contributions, and proceeds from business development or similar transaction of at least $110.0 million. In July 2020, the clinical milestone was achieved and the term loan maturity was extended to June 1, 2023 and the Interest-only Period was further extended through December 2021. As of March 31, 2021 and March 31, 2020, an aggregate principal amount of $20.0 million and end of term charge of $1.4 million remained outstanding. In May 2021, Dermavant repaid all amounts outstanding under the Hercules Loan Agreement using the proceeds from the $40.0 million Credit Facility entered into by Dermavant and certain of its subsidiaries in May 2021. Refer to Note 19, “Subsequent Events” for additional detail.
In connection

with Dermavant’s acquisition of tapinarof from GSK, Dermavant and NovaQuest
Co-Investment
Fund VIII, L.P. (“NovaQuest”) entered into a funding agreement (the “NovaQuest Agreement”). Pursuant to the NovaQuest Agreement, Dermavant borrowed $
100.0
 million in August
2018
and $
17.5
 million in October
2018
in exchange for an obligation to make certain variable future payments calculated as a function of the achievement of regulatory and commercial milestones or events of termination. The aggregate maximum amount of regulatory milestone payments that Dermavant could be required to make under the NovaQuest Agreement is $
440.6
 million, and the maximum aggregate amount of commercial milestone payments is $
141.0
 million. In some circumstances, Dermavant may be able to offset certain of the regulatory milestone payments with up to $
88.1
 million of the commercial milestone payments. At issuance, the Company concluded that certain features of the long-term debt would be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, the Company has elected the fair value option for this financial instrument and will record the changes in the fair value within the statements of operations at the end of each reporting period. Direct costs and fees related to the debt issued under the NovaQuest Agreement were recognized in earnings. As of March
31
,
2021
and
2020
, the fair value of the debt was $
150.1
 million and $
89.1
 million, respectively. Refer to Note
15
, “Fair Value Measurements” for additional details regarding the fair value measurement.
(B) Debt Maturities
Annual maturities, including the end of term charge, of debt outstanding as of March 31, 2021 are as follows (in thousands). Long-term debt held by Dermavant for which the fair value option has been elected is excluded from the below as the repayment terms are variable.

Years Ending March 31,
2022	$3,129
2023	13,306
2024	4,955
2025	—
2026	—
Thereafter	—

Total	$21,390